Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation

The Company recorded stock-based compensation expense of $14.3 million, $13.3 million, and $14.3 million in the consolidated statements of operations for the years ended December 31, 2023, 2022, and 2021, respectively.

As a result of forfeitures of non-vested stock awards prior to the completion of the requisite service period or failure to meet requisite performance targets, the Company recorded a reduction of stock-based compensation expense for the years ended December 31, 2023, 2022, and 2021 of $0.6 million, $1.0 million, and $0.4 million respectively.

The Company has 2.7 million shares of common stock reserved for stock-based awards under its Amended and Restated PAR Technology Corporation 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of several different forms of stock-based awards including:

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Stock options granted under the 2015 Plan, enable the recipient to purchase shares of the Company’s common stock which may be incentive stock options or non-qualified stock options. Generally, stock options are nontransferable other than upon death. Stock options generally vest over a one to four year period and expire ten years after the date of the grant. The Compensation Committee has authority to administer the 2015 Plan and determine the material terms of options and other awards under the 2015 Plan.

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Restricted Stock Awards (“RSA”) and Restricted Stock Units (“RSU”) can have service-based and/or performance-based vesting. Grants of RSAs and RSUs with service-based vesting are subject to vesting periods ranging from one to three years. Grants of RSAs and RSUs with performance-based vesting are subject to a vesting period of one to four years and performance targets as defined by the Compensation Committee. The Company assesses the likelihood of achievement throughout the performance period and recognizes compensation expense associated with its performance awards based on this assessment in accordance with ASC Topic 718, Stock Compensation. Other terms and conditions applicable to any RSA or RSU award will be determined by the Compensation Committee and set forth in the agreement relating to that award.

Stock Options

The below tables present information with respect to stock options:
(in thousands, except for exercise price)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2023	1,029	$12.82
Options exercised	(97)	10.73
Options canceled/forfeited	(12)	13.40
Outstanding at December 31, 2023	920	$13.04	$28,053
Vested and expected to vest at December 31, 2023	920	$13.04	$28,046
Total shares exercisable at December 31, 2023	898	$13.12	$27,299
Shares remaining available for future grant	—

(in thousands, except for grant date fair value)	2023	2022	2021
Option expense recorded, in thousands, for the year ended December 31,	$2,813	$5,640	$9,497
Weighted average grant date fair value	$—	$—	$60.48
Total intrinsic value of stock options exercised, in thousands, for the year ended December 31,	$2,700	$3,663	$5,927
Cash received for options exercised	$1,069	$1,286	$1,156

The fair value of options at the date of the grant was estimated using the Black-Scholes model with the following assumptions for the period ending December 31, 2021:

2021
Expected option life	3.1 years
Weighted average risk-free interest rate	0.4%
Weighted average expected volatility	56.5%
Expected dividend yield	None

For the years ended December 31, 2023, 2022, and 2021 the expected option life was based on the Company’s historical experience with similar type options. Expected volatility is based on historic volatility levels of the Company’s common stock over the preceding period of time consistent with the expected life. The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected life. Stock options outstanding at December 31, 2023 are summarized as follows:

Range of exercise prices	Number outstanding (in thousands)	Weighted average remaining life
$0.73 - $35.26	920	5.95 years

Restricted Stock Units

Current year activity with respect to the Company’s non-vested RSUs is as follows:

(in thousands, except weighted average fair value)	Shares	Weighted Average grant- date fair value
Balance at January 1, 2023	512	$35.96
Granted	625	35.74
Vested	(210)	34.10
Canceled/forfeited	(88)	38.17
Balance at December 31, 2023	839	$35.83

The below table presents information with respect to RSUs:

(in thousands)	2023	2022	2021
Service-based RSU	$9,189	$6,615	$3,172
Performance-based RSU	2,257	845	774
Total stock-based compensation expense related to RSUs	$11,446	$7,460	$3,946

The Company determined the achievement of performance based awards to be probable in 2023, 2022, and 2021.

At December 31, 2023, the aggregate unrecognized compensation cost of equity awards was $21.1 million, which is expected to be recognized as compensation expense in fiscal years 2024 to 2026.

Employee Stock Purchase Plan

In June 2021, the Company’s shareholders approved the 2021 Employee Stock Purchase Plan (“ESPP”), through which eligible employees may purchase shares of the Company’s common stock at a discount through accumulated payroll deductions. The ESPP became effective on November 1, 2021. Participation in the ESPP by eligible employees of the Company and participating subsidiaries began on December 1, 2023. A total of 330,000 shares of Company common stock are available for purchase under the ESPP, subject to adjustment as provided for in the ESPP. As of December 31, 2023, no shares of common stock were purchased.